Quarterly Holdings Report
for

Fidelity® Series Opportunistic Insights Fund

March 31, 2020

O1T-QTLY-0520
1.951056.107

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
COMMUNICATION SERVICES - 16.5%
Entertainment - 3.5%
Activision Blizzard, Inc.	122,370	$7,278,568
Netflix, Inc. (a)	400,009	150,203,380
Spotify Technology SA (a)(b)	32,082	3,896,038
The Walt Disney Co.	383,572	37,053,055
		198,431,041
Interactive Media & Services - 12.2%
Alphabet, Inc.:
Class A (a)	93,917	109,126,858
Class C (a)	99,410	115,594,942
Facebook, Inc. Class A (a)	2,743,654	457,641,480
Pinterest, Inc. Class A (b)	565,696	8,734,346
Twitter, Inc. (a)	19,400	476,464
		691,574,090
Media - 0.2%
Charter Communications, Inc. Class A (a)	4,397	1,918,455
Liberty Media Corp. Liberty Formula One Group Series C (a)	231,116	6,293,289
		8,211,744
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	385,531	32,346,051

TOTAL COMMUNICATION SERVICES		930,562,926

CONSUMER DISCRETIONARY - 11.0%
Automobiles - 0.1%
Tesla, Inc. (a)	8,000	4,192,000
Toyota Motor Corp.	62,112	3,743,175
		7,935,175
Hotels, Restaurants & Leisure - 1.1%
Chipotle Mexican Grill, Inc. (a)	30,754	20,125,418
Domino's Pizza, Inc.	1,600	518,512
Evolution Gaming Group AB (c)	120,325	4,079,603
McDonald's Corp.	201,472	33,313,395
Starbucks Corp.	29,423	1,934,268
		59,971,196
Household Durables - 0.1%
Blu Homes, Inc. (a)(d)(e)	21,093,998	36,484
Garmin Ltd.	35,391	2,652,909
Tempur Sealy International, Inc. (a)	22,600	987,846
		3,677,239
Internet & Direct Marketing Retail - 7.9%
Alibaba Group Holding Ltd.	650,000	15,750,165
Alibaba Group Holding Ltd. sponsored ADR (a)	32,320	6,285,594
Amazon.com, Inc. (a)	215,477	420,119,816
Boohoo.Com PLC (a)	305,401	718,385
Chewy, Inc.	21,400	802,286
Delivery Hero AG (a)(c)	10,200	749,947
Meituan Dianping Class B (a)	180,320	2,149,639
		446,575,832
Specialty Retail - 0.7%
Burlington Stores, Inc. (a)	9,493	1,504,261
The Home Depot, Inc.	149,855	27,979,427
TJX Companies, Inc.	260,412	12,450,298
		41,933,986
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	117,990	26,197,011
China Hongxing Sports Ltd. (a)(e)	22,200	886
Deckers Outdoor Corp. (a)	29,584	3,964,256
lululemon athletica, Inc. (a)	28,434	5,389,665
NIKE, Inc. Class B	289,143	23,923,692
Ralph Lauren Corp.	5,000	334,150
		59,809,660

TOTAL CONSUMER DISCRETIONARY		619,903,088

CONSUMER STAPLES - 3.3%
Beverages - 1.1%
Keurig Dr. Pepper, Inc. (b)	274,881	6,671,362
PepsiCo, Inc.	235,000	28,223,500
The Coca-Cola Co.	624,950	27,654,038
		62,548,900
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	67,036	1,579,083
Costco Wholesale Corp.	187,637	53,500,938
Grocery Outlet Holding Corp. (b)	39,726	1,364,191
Walmart, Inc.	3,500	397,670
		56,841,882
Food Products - 0.1%
Freshpet, Inc. (a)	5,665	361,824
Mondelez International, Inc.	68,165	3,413,703
		3,775,527
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	314,252	50,072,914
Kao Corp.	34,318	2,818,209
L'Oreal SA	10,503	2,718,291
L'Oreal SA	13,125	3,396,893
Shiseido Co. Ltd.	67,460	4,003,996
		63,010,303

TOTAL CONSUMER STAPLES		186,176,612

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Centennial Resource Development, Inc. Class A (a)	879,728	231,368
Continental Resources, Inc. (b)	24,195	184,850
Hess Corp.	70,568	2,349,914
Magnolia Oil & Gas Corp. Class A (a)	334,626	1,338,504
Reliance Industries Ltd.	1,047,825	15,489,363
Tamarack Valley Energy Ltd. (a)	1,313,749	452,759
		20,046,758
FINANCIALS - 10.3%
Banks - 3.7%
Bank of America Corp.	4,562,562	96,863,191
Citigroup, Inc.	550,970	23,206,856
HDFC Bank Ltd. sponsored ADR	198,518	7,635,002
JPMorgan Chase & Co.	733,724	66,057,172
Kotak Mahindra Bank Ltd.	913,987	15,722,401
The Toronto-Dominion Bank	12,600	535,677
		210,020,299
Capital Markets - 0.7%
Brookfield Asset Management, Inc. (Canada) Class A	84,755	3,756,851
CME Group, Inc.	107,761	18,632,955
Moody's Corp.	43,822	9,268,353
MSCI, Inc.	13,911	4,019,723
S&P Global, Inc.	12,200	2,989,610
Tradeweb Markets, Inc. Class A	4,367	183,589
		38,851,081
Consumer Finance - 0.7%
American Express Co.	417,172	35,714,095
Oportun Financial Corp. (a)	245,860	2,593,823
		38,307,918
Diversified Financial Services - 4.9%
Berkshire Hathaway, Inc. Class A (a)	1,020	277,440,000
Insurance - 0.3%
Admiral Group PLC	232,971	6,416,052
Allstate Corp.	37,122	3,405,201
Chubb Ltd.	44,151	4,931,225
Fairfax Financial Holdings Ltd. (sub. vtg.)	12,479	3,825,634
Intact Financial Corp.	600	51,857
Marsh & McLennan Companies, Inc.	4,898	423,481
Progressive Corp.	10,300	760,552
		19,814,002

TOTAL FINANCIALS		584,433,300

HEALTH CARE - 13.1%
Biotechnology - 3.2%
23andMe, Inc. (a)(d)(e)	9,536	120,440
AbbVie, Inc.	154,629	11,781,184
Acceleron Pharma, Inc. (a)	14,622	1,314,079
Alector, Inc. (a)	12,800	308,864
Argenx SE ADR (a)	7,434	979,281
BeiGene Ltd. ADR (a)	12,100	1,489,631
bluebird bio, Inc. (a)	26,032	1,196,431
CSL Ltd.	4,900	894,191
Galapagos Genomics NV sponsored ADR (a)(b)	14,815	2,902,555
Genmab A/S (a)	2,900	582,519
Gilead Sciences, Inc.	198,000	14,802,480
Global Blood Therapeutics, Inc. (a)	45,757	2,337,725
Idorsia Ltd. (a)	127,087	3,284,699
Innovent Biolgics, Inc. (a)(c)	799,824	3,337,391
Mirati Therapeutics, Inc. (a)	15,500	1,191,485
Morphosys AG (a)	17,599	1,694,526
Regeneron Pharmaceuticals, Inc. (a)	92,281	45,059,889
Revolution Medicines, Inc.	18,700	409,717
Seattle Genetics, Inc. (a)	41,900	4,834,422
Turning Point Therapeutics, Inc.	22,237	993,104
Vertex Pharmaceuticals, Inc. (a)	331,168	78,801,426
Zai Lab Ltd. ADR (a)	11,500	592,020
		178,908,059
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	101,913	8,041,955
Baxter International, Inc.	429,949	34,907,559
Danaher Corp.	404,235	55,950,166
DexCom, Inc. (a)	157,589	42,433,990
Edwards Lifesciences Corp. (a)	163,312	30,803,909
Intuitive Surgical, Inc. (a)	42,550	21,071,186
Masimo Corp. (a)	27,689	4,904,276
Quidel Corp. (a)	15,600	1,525,836
ResMed, Inc.	45,420	6,689,912
Sonova Holding AG Class B	10,610	1,891,916
Stryker Corp.	89,700	14,934,153
Tandem Diabetes Care, Inc. (a)	8,300	534,105
		223,688,963
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	12,100	580,074
Cigna Corp.	49,724	8,810,098
Hapvida Participacoes e Investimentos SA (c)	221,300	1,805,801
Patterson Companies, Inc.	26,200	400,598
UnitedHealth Group, Inc.	353,778	88,225,158
		99,821,729
Health Care Technology - 0.2%
Inspire Medical Systems, Inc. (a)	500	30,140
Teladoc Health, Inc. (a)	4,940	765,749
Veeva Systems, Inc. Class A (a)	84,018	13,137,895
		13,933,784
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	24,127	1,503,595
Bio-Rad Laboratories, Inc. Class A (a)	15,975	5,600,196
IQVIA Holdings, Inc. (a)	24,383	2,629,950
Mettler-Toledo International, Inc. (a)	39,656	27,382,865
Thermo Fisher Scientific, Inc.	117,460	33,311,656
		70,428,262
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	782,609	34,951,318
Bristol-Myers Squibb Co.	421,940	23,518,936
Bristol-Myers Squibb Co. rights (a)	63,228	240,266
Eli Lilly & Co.	270,952	37,586,461
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,212,563	4,051,745
Merck & Co., Inc.	350,149	26,940,464
Novartis AG sponsored ADR	28,910	2,383,630
Perrigo Co. PLC	1,351	64,970
Roche Holding AG (participation certificate)	7,921	2,548,519
Zoetis, Inc. Class A	184,975	21,769,708
		154,056,017

TOTAL HEALTH CARE		740,836,814

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.9%
Harris Corp.	110,888	19,973,147
Lockheed Martin Corp.	14,000	4,745,300
Northrop Grumman Corp.	56,850	17,199,968
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	18,191	3,570,711
Class C (a)(d)(e)	783	153,695
TransDigm Group, Inc.	9,283	2,972,324
		48,615,145
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	90,174	3,900,026
Toto Ltd.	194,220	6,493,568
Trane Technologies PLC	10,200	842,418
		11,236,012
Commercial Services & Supplies - 0.3%
Cintas Corp.	77,603	13,442,392
Clean TeQ Holdings Ltd. (a)	44,093	3,390
TulCo LLC (a)(d)(e)(f)	7,549	3,187,188
		16,632,970
Electrical Equipment - 0.3%
AMETEK, Inc.	31,699	2,282,962
Vestas Wind Systems A/S	167,503	13,628,996
		15,911,958
Industrial Conglomerates - 0.2%
General Electric Co.	1,532,196	12,165,636
Machinery - 0.2%
Fortive Corp.	210,907	11,639,957
Professional Services - 0.7%
Clarivate Analytics PLC (a)	680,608	14,122,616
CoStar Group, Inc. (a)	16,882	9,913,279
Experian PLC	192,242	5,342,662
FTI Consulting, Inc. (a)	93,554	11,204,963
		40,583,520
Road & Rail - 0.0%
Canadian Pacific Railway Ltd.	8,000	1,765,366

TOTAL INDUSTRIALS		158,550,564

INFORMATION TECHNOLOGY - 34.0%
Communications Equipment - 0.1%
Motorola Solutions, Inc.	66,535	8,843,832
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	991,106	72,231,805
CDW Corp.	72,518	6,763,754
Keysight Technologies, Inc. (a)	63,489	5,312,760
Zebra Technologies Corp. Class A (a)	16,319	2,996,168
		87,304,487
IT Services - 9.3%
Accenture PLC Class A	148,229	24,199,867
Adyen BV (a)(c)	15,607	13,144,928
ASAC II LP (a)(d)(e)	2,013,117	338,204
Edenred SA	13,518	560,990
Endava PLC ADR (a)	9,880	347,381
EPAM Systems, Inc. (a)	37,930	7,042,084
Fidelity National Information Services, Inc.	31,546	3,837,255
Fiserv, Inc. (a)	21,733	2,064,418
Global Payments, Inc.	160,669	23,173,290
MasterCard, Inc. Class A	743,837	179,681,266
MongoDB, Inc. Class A (a)(b)	123,664	16,885,083
Okta, Inc. (a)	225,610	27,583,079
PayPal Holdings, Inc. (a)	572,926	54,851,935
Shopify, Inc. Class A (a)	66,338	27,793,798
Square, Inc. (a)	9,600	502,848
StoneCo Ltd. Class A (a)(b)	81,123	1,766,048
Twilio, Inc. Class A (a)	27,600	2,469,924
Visa, Inc. Class A	851,747	137,233,477
		523,475,875
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	633,953	28,832,182
Analog Devices, Inc.	134	12,013
ASML Holding NV	17,247	4,512,505
Cirrus Logic, Inc. (a)	47,415	3,111,846
Enphase Energy, Inc. (a)	164,166	5,300,920
Lam Research Corp.	43,151	10,356,240
NVIDIA Corp.	279,340	73,634,024
NXP Semiconductors NV	153,353	12,717,564
Qualcomm, Inc.	582,737	39,422,158
SolarEdge Technologies, Inc. (a)	65,730	5,381,972
Synaptics, Inc. (a)	104,521	6,048,630
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,500	1,075,275
		190,405,329
Software - 19.6%
Adobe, Inc. (a)	772,262	245,764,659
Alteryx, Inc. Class A (a)(b)	12,300	1,170,591
Atlassian Corp. PLC (a)	211,294	29,002,214
Ceridian HCM Holding, Inc. (a)	40,571	2,031,390
Cloudflare, Inc. (a)	280,255	6,580,387
Coupa Software, Inc. (a)	119,580	16,708,913
Crowdstrike Holdings, Inc. (b)	10,800	601,344
Datadog, Inc. Class A (a)	119,239	4,290,219
DocuSign, Inc. (a)	65,015	6,007,386
Dropbox, Inc. Class A (a)	347,266	6,285,515
Dynatrace, Inc.	21,300	507,792
Everbridge, Inc. (a)	15,700	1,669,852
Fortinet, Inc. (a)	12,000	1,214,040
Intuit, Inc.	152,990	35,187,700
Microsoft Corp.	2,431,849	383,526,906
Netcompany Group A/S (a)(c)	30,366	1,394,671
Pagerduty, Inc. (b)	20,400	352,512
Paycom Software, Inc. (a)	52,990	10,704,510
Rapid7, Inc. (a)	3,200	138,656
RingCentral, Inc. (a)	122,556	25,970,842
Salesforce.com, Inc. (a)	2,067,826	297,725,587
ServiceNow, Inc. (a)	32,700	9,371,166
Slack Technologies, Inc. Class A (a)(b)	321,600	8,631,744
Snowflake Computing, Inc. Class B (d)(e)	4,983	193,191
SurveyMonkey (a)	215,580	2,912,486
Tanium, Inc. Class B (a)(d)(e)	188,500	1,877,460
Workday, Inc. Class A (a)	53,680	6,990,210
Xero Ltd. (a)	12,600	526,320
Zoom Video Communications, Inc. Class A	18,000	2,630,160
		1,109,968,423
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	2,300	584,867
Samsung Electronics Co. Ltd.	82,800	3,242,997
		3,827,864

TOTAL INFORMATION TECHNOLOGY		1,923,825,810

MATERIALS - 2.4%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	39,874	7,959,249
FMC Corp.	7,584	619,537
Growmax Resources Corp. (a)(c)(e)	4,800	188
Sherwin-Williams Co.	80,278	36,889,347
		45,468,321
Metals & Mining - 1.6%
B2Gold Corp.	1,646,929	4,985,375
Barrick Gold Corp.	72,691	1,331,699
Barrick Gold Corp. (Canada)	1,612,866	29,637,401
Franco-Nevada Corp.	295,417	29,516,510
Ivanhoe Mines Ltd. (a)	3,266,987	5,432,210
Kirkland Lake Gold Ltd.	182,227	5,367,235
Lundin Gold, Inc. (a)	144,564	804,332
Newcrest Mining Ltd.	408,067	5,603,871
Newmont Corp.	142,300	6,443,344
Northern Star Resources Ltd.	77,800	503,911
Novagold Resources, Inc. (a)	461,934	3,407,145
		93,033,033

TOTAL MATERIALS		138,501,354

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	180,062	39,208,501
Equity Commonwealth	22,150	702,377
Equity Residential (SBI)	121,360	7,489,126
Prologis, Inc.	22,879	1,838,785
		49,238,789
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)(e)	3,404	54,447

TOTAL REAL ESTATE		49,293,236

UTILITIES - 0.2%
Electric Utilities - 0.2%
NextEra Energy, Inc.	41,951	10,094,250
TOTAL COMMON STOCKS
(Cost $2,791,209,294)		5,362,224,712

Convertible Preferred Stocks - 1.2%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(d)(e)	139,573	537,356
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)(e)	35,238	2,284,832
Series E (a)(d)(e)	16,112	1,044,702
		3,329,534
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (a)(d)(e)	9,254	3,090,188
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(d)(e)	46,180	583,253
Series F (a)(d)(e)	200,299	2,529,776
		3,113,029
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A-8 (a)(d)(e)	480,971	2,255,754

TOTAL HEALTH CARE		5,368,783

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	36,460	7,156,733
Series H (a)(d)(e)	7,256	1,424,280
		8,581,013
INFORMATION TECHNOLOGY - 0.7%
Software - 0.7%
Delphix Corp. Series D (a)(d)(e)	232,855	1,425,073
Magic Leap, Inc.:
Series B, 8.00% (a)(d)(e)	1,907,399	30,976,160
Series C (a)(d)(e)	17,554	285,077
Series D (a)(d)(e)	469,823	7,629,926
		40,316,236
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
WeWork Companies, Inc.:
Series E (a)(d)(e)	347,358	5,555,991
Series F (a)(d)(e)	16,235	259,679
		5,815,670
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $66,656,241)		67,038,780

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.29% (g)	208,901,853	208,964,523
Fidelity Securities Lending Cash Central Fund 0.28% (g)(h)	31,517,554	31,523,857
TOTAL MONEY MARKET FUNDS
(Cost $240,470,356)		240,488,380
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $3,098,335,891)		5,669,751,872
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(15,198,031)
NET ASSETS - 100%		$5,654,553,841

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,564,274 or 0.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $76,570,600 or 1.4% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$160,205
23andMe, Inc. Series E	6/18/15	$500,004
23andMe, Inc. Series F	8/31/17	$2,780,992
Airbnb, Inc. Series D	4/16/14	$1,434,646
Airbnb, Inc. Series E	6/29/15	$1,499,937
Altiostar Networks, Inc. Series A1	1/10/17	$642,036
ASAC II LP	10/10/13	$155,030
Blu Homes, Inc.	6/10/13 - 12/30/14	$7,036,662
Delphix Corp. Series D	7/10/15	$2,095,695
Magic Leap, Inc. Series B, 8.00%	10/17/14	$22,049,532
Magic Leap, Inc. Series C	12/23/15	$404,321
Magic Leap, Inc. Series D	10/6/17	$12,685,221
Mulberry Health, Inc. Series A-8	1/20/16	$3,248,839
Roofoods Ltd. Series F	9/12/17	$3,271,942
Snowflake Computing, Inc. Class B	3/19/20	$193,273
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$1,883,269
Space Exploration Technologies Corp. Class C	9/11/17	$105,705
Space Exploration Technologies Corp. Series G	1/20/15	$2,824,191
Space Exploration Technologies Corp. Series H	8/4/17	$979,560
Tanium, Inc. Class B	4/21/17	$935,771
TulCo LLC	8/24/17 - 12/14/17	$2,695,856
WeWork Companies, Inc. Class A	6/23/15	$111,956
WeWork Companies, Inc. Series E	6/23/15	$11,424,455
WeWork Companies, Inc. Series F	12/1/16	$814,871

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$375,635
Fidelity Securities Lending Cash Central Fund	20,301
Total	$395,936

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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